21. Condensed Financial Information of Princeton National Bancorp, Inc.	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
21. Condensed Financial Information of Princeton National Bancorp, Inc.

The following condensed financial statements are presented for the Corporation on a stand alone basis:

Condensed Balance Sheets

	December 31
	2011	2010
Assets
Cash	$35	$31
Interest-bearing deposits in subsidiary bank	19	18
Other assets	241	1,718
Investment in subsidiary bank	30,206	80,157
Total assets	30,501	81,924
Liabilities
Borrowings	$25,000	$25,000
Other liabilities	566	63
Total liabilities	25,566	25,063
Stockholders’ Equity
Preferred stock	25,016	24,986
Common stock	22,391	22,391
Common stock warrants	150	150
Surplus	18,126	18,275
Retained earnings (accumulated deficit)	(42,791)	11,589
Accumulated other comprehensive income, net of tax	5,378	3,064
Less: cost of treasury shares	(23,335)	(23,594)
Total stockholders’ equity	4,935	56,861
Total liabilities and stockholders’ equity	$30,501	$81,924

	For the Years Ended December 31
	2011	2010	2009
Income
Dividends received from subsidiary bank	$0	$1,500	$5,200
Interest income	1	3	54
Other income	2	18	44
Total income	3	1,521	5,298
Expenses
Interest expense	472	1,142	1,517
Amortization and depreciation	15	5	5
Other expenses	363	300	521
Total expenses	850	1,447	2,043
Income (loss) before income taxes and equity in undistributed loss of subsidiary bank	(847)	74	3,255
Applicable income tax expense (benefit)	1,171	(552)	(699)
Income (loss) before equity in undistributed loss of subsidiary bank	(2,018)	626	3,954
Equity in undistributed loss of subsidiary bank	(52,332)	(17,605)	(25,080)
Net loss	(54,350)	(16,979)	(21,126)
Dividends on preferred shares	0	1,255	1,178
Dividends in arrears on preferred shares	1,254	0	0
Accretion of preferred stock discount	30	28	25
Net loss available to common stockholders	$(55,634)	$(18,262)	$(22,329)

Condensed Statements of Cash Flows

	For the Years Ended December 31
	2011	2010	2009
Operating activities:
Net loss	$(54,350)	$(16,979)	$(21,126)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in undistributed loss of subsidiary bank	52,332	17,605	25,080
Amortization of other intangible assets	15	5	5
(Increase) decrease in other assets	1,461	(665)	(8,481)
(Decrease) increase in other liabilities	503	(154)	(683)
Net cash used in operating activities	(39)	(188)	(5,205)

Financing activities:
Net decrease in borrowings	-0-	-0-	(16,050)
Proceeds from issuance of preferred stock and common stock warrants, net of expenses	-0-	-0-	25,020
Dividends paid on preferred stock	-0-	(1,255)	(1,017)
Dividends paid on common stock	-0-	-0-	(2,311)
Sale of treasury stock	44	55	114
Award of nonvested common stock out of treasury stock	-0-	43	-0-
Net cash provided by (used in) financing activities	44	(1,157)	5,756
Increase (decrease) in cash and cash equivalents	5	(1,345)	551
Cash and cash equivalents at beginning of year	49	1,394	843
Cash and cash equivalents at end of year	$54	$49	$1,394